Location Contracts Acquired - Schedule of Customer Contract Acquired (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 204,353	$ 204,353	$ 147,341
Accumulated amortization	(42,620)	(37,570)	(21,302)
Location contracts acquired, net	$ 161,733	$ 166,783	$ 126,038